MONY Life Insurance Company of America
525 Washington Boulevard
Jersey City, NJ 07310

Shane Daly
Vice President
and Associate General Counsel
[MONY - AN AXA FINANCIAL COMPANY LOGO]	(212) 314-3912
Fax: (212) 314-3959

VIA EDGAR

May 3, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY Life Insurance Company of America
MONY America Variable Account K
File Nos. 333-191149 and 811-22886

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectuses, supplements to the prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Shane Daly
Shane Daly